Notes Payable (Details) - Schedule of long-term notes payable (Parentheticals) - USD ($)	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Notes Payable [Member]
Debt Instrument [Line Items]
Bearing interest rate	4.00%
Maturity date	June 26, 2020	July 7, 2026
Interest rate	3.00%
Monthly installments	$ 4,405
Principal and interest		$ 4,405
Notes Payable [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		4.00%
Maturity date		June 26, 2020
Interest rate		3.00%
Monthly installments		$ 4,405
Notes Payable One [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%
Maturity date	February 28, 2023
Monthly installments	$ 30,000
Expiring term	May 2022
Issued at a discount	$ 60,000
Increase principals	30,000
Investor	$ 360,000
Notes Payable One [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Maturity date		February 28, 2023
Monthly installments		$ 30,000
Expiring term		May 2022
Issued at a discount		$ 60,000
Increase principals		30,000
Investor		$ 360,000
Notes Payable Two [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%	12.00%
Maturity date	March 18, 2023	February 28, 2023
Monthly installments	$ 22,558	$ 30,000
Expiring term	May 2022
Issued at a discount	$ 24,450
Increase principals		$ 30,000
Notes Payable Two [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Maturity date		March 18, 2023
Monthly installments		$ 22,558
Expiring term		May 2022
Issued at a discount		$ 24,450
Notes Payable Three [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Maturity date		March 18, 2023
Monthly installments		$ 22,558
Issued at a discount	9,510
Installment payments	9,941
Investor payments	$ 88,760
Notes Payable Three [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Issued at a discount		9,510
Installment payments		9,941
Investor payments		$ 88,760
Notes Payable Four [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%	12.00%
Maturity date		May 26, 2023
Issued at a discount	$ 49,500
Investor payments	59,250
Payments of due	62,438
Notes payable	$ 450,000
Principal and interest		$ 120,185
Common stock (in Shares)		750,000
Notes Payable Four [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Issued at a discount		$ 49,500
Investor payments		59,250
Payments of due		62,438
Notes payable		$ 450,000
Notes Payable Five [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%	12.00%
Maturity date	May 26, 2023
Expiring term	May 2022
Issued at a discount		$ 60,000
Increase principals	$ 146,667
Principal and interest	$ 120,185
Common stock (in Shares)	750,000
Principal amount	$ 1,350,000
Note payable due		$ 600,000
Exercise price (in Dollars per share)		$ 0.5
Notes Payable Five [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Maturity date		May 26, 2023
Expiring term		May 2022
Increase principals		$ 146,667
Principal and interest		$ 120,185
Common stock (in Shares)		750,000
Principal amount		$ 1,350,000
Notes Payable Six [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%	11.00%
Issued at a discount	$ 60,000	$ 49,500
Payments of due		$ 62,438
Common stock (in Shares)	600,000
Principal amount	$ 600,000
Note payable due	$ 600,000
Exercise price (in Dollars per share)	$ 0.5
Notes Payable Six [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Issued at a discount		$ 60,000
Common stock (in Shares)		600,000
Principal amount		$ 600,000
Note payable due		$ 600,000
Exercise price (in Dollars per share)		$ 0.5
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Bearing interest rate	11.00%	3.75%
Issued at a discount	$ 49,500
Payments of due	62,438
Notes payable	$ 450,000
Principal and interest		$ 731
Expiring		May, 2050
Notes Payable Seven [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		11.00%
Issued at a discount		$ 49,500
Payments of due		62,438
Notes payable		$ 450,000
Notes Payable Eight [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%
Common stock (in Shares)	1,000,000
Principal amount	$ 810,000
Exercise price (in Dollars per share)	$ 0.01
Notes Payable Eight [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Common stock (in Shares)		1,000,000
Principal amount		$ 810,000
Exercise price (in Dollars per share)		$ 0.01
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%
Maturity date	November 8,2023
Monthly installments		$ 679
Issued at a discount	$ 310,000
Principal amount	$ 310,000
Interest percentage		8.99%
Debt term		6 years
Notes Payable Nine [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		12.00%
Maturity date		November 8,2023
Issued at a discount		$ 310,000
Principal amount		$ 310,000
Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Bearing interest rate	3.75%
Principal and interest	$ 731
Expiring	May 2050
Notes Payable Eleven [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Bearing interest rate		3.75%
Principal and interest		$ 731
Expiring		May 2050
Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Maturity date	December 2024
Monthly installments	$ 22,810
Notes Payable Twelve [Member] | Minimum [Member]
Debt Instrument [Line Items]
Monthly installments range	245
Notes Payable Twelve [Member] | Maximum [Member]
Debt Instrument [Line Items]
Monthly installments range	9,664
Notes Payable Twelve [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Maturity date		December 2024
Monthly installments		$ 22,810
Notes Payable Twelve [Member] | Previously Reported [Member] | Minimum [Member]
Debt Instrument [Line Items]
Monthly installments range		245
Notes Payable Twelve [Member] | Previously Reported [Member] | Maximum [Member]
Debt Instrument [Line Items]
Monthly installments range		9,664
Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Monthly installments	$ 679
Expiring term	December 2025
Interest percentage	8.99%
Debt term	6 years
Notes Payable Thirteen [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Monthly installments		$ 679
Expiring term		December 2025
Interest percentage		8.99%
Debt term		6 years
Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Monthly installments	$ 948
Expiring term	January 2027
Interest percentage	5.90%
Debt term	6 years
Notes Payable Fourteen [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Monthly installments		$ 948
Expiring term		January 2027
Interest percentage		5.90%
Debt term		6 years
Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Monthly installments	$ 844
Expiring term	August 2025
Interest percentage	6.00%
Debt term	4 years
Notes Payable Fifteen [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Monthly installments		$ 844
Expiring term		August 2025
Interest percentage		6.00%
Debt term		4 years